MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION - Equipment and Intangible Assets (Details)	12 Months Ended
Mar. 31, 2024
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible assets	3 years
Patents
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of intangible assets	17 years
Lab Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of equipment	5 years
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of equipment	3 years